SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Revenue Recognition (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Summary of Significant Accounting Policies
Revenue from sales of equipment	$ 6,873,504	$ 5,480,454
Revenue from maintenance services	377,585	595,531
Revenue from leasing of equipment	536,401	632,556
Revenue from financing	2,775	3,937
Revenue	7,790,265	6,712,478
Equipment transferred at a point in time [Member]
Summary of Significant Accounting Policies
Revenue	6,873,504	5,480,454
Services rendered over time [Member]
Summary of Significant Accounting Policies
Revenue	$ 916,761	$ 1,232,024